CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2009
Current assets:
Cash and cash equivalents	$ 212,267	$ 329,148	$ 295,434	$ 244,074
Restricted cash	68,749
Short-term investments		25,829	84,081	8,127
Accounts receivable:
Trade and other receivables	17,543	20,259	11,594	12,833
Long-term contracts	333,617	207,426	201,898	222,709
Allowance for doubtful accounts	(463)	(395)	(663)	(4,558)
Current accounts receivable	350,697	227,290	212,829	230,984
Recoverable income taxes	7,083	24,917	6,810	249
Inventories	52,366	38,359	40,653	57,605
Deferred income taxes	7,587	9,483	14,290	20,191
Prepaid expenses and other current assets	13,977	21,080	26,127	29,957
Total current assets	712,726	676,106	680,224	591,187
Long-term contract receivables	22,070	23,700	28,080	13,400
Long-term capitalized contract costs	26,875
Property, plant and equipment - net	55,327	48,467	47,469	48,895
Deferred income taxes	16,364	12,824	19,288	14,504
Goodwill	146,933	146,355	64,142	59,433
Purchased intangibles - net	39,374	54,139	26,295	28,618
Miscellaneous other assets	6,648	4,933	6,021	7,536
Total assets	1,026,317	966,524	871,519	763,573
Current liabilities:
Trade accounts payable	47,917	43,984	39,085	32,542
Customer advances	100,764	134,316	98,515	83,978
Accrued compensation	52,680	49,513	48,994	49,134
Other current liabilities	55,988	57,006	61,091	59,644
Income taxes payable	20,733	18,716	27,219	12,099
Current maturities of long-term debt	4,561	4,541	4,545	4,554
Total current liabilities	282,643	308,076	279,449	241,951
Long-term debt	6,942	11,377	15,949	20,570
Accrued pension liability	46,382	41,166	39,855	33,762
Deferred compensation	8,619	7,884	8,508	7,902
Income taxes payable	4,862	12,129	9,961	11,001
Other non-current liabilities	6,527	6,582	4,748
Commitments and contingencies
Shareholders' equity:
Preferred stock, no par value: Authorized--5,000 shares Issued and outstanding--none
Common stock, no par value: Authorized--50,000 shares 2012, 2011 and 2010--Issued 35,682 shares, outstanding--26,736 shares 2009--Issued 35,677 shares, outstanding--26,732 shares	12,574	12,574	12,574	12,530
Retained earnings	715,043	629,560	553,452	486,170
Accumulated other comprehensive loss	(21,148)	(26,493)	(16,340)	(14,242)
Treasury stock at cost - 8,945 shares	(36,078)	(36,078)	(36,074)	(36,071)
Shareholders' equity related to Cubic	670,391	579,563	513,612	448,387
Noncontrolling interest in variable interest entity	(49)	(253)	(563)
Total shareholders' equity	670,342	579,310	513,049	448,387
Total liabilities and shareholders' equity	$ 1,026,317	$ 966,524	$ 871,519	$ 763,573